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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

          Report for the Calendar Year or Quarter Ended September 30,2001

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Century Management--------------------------------------------------------
Name of Institutional Investment Manager


1301 Capital of TX Hwy. Suite B-228     Austin              TX             78746
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Jim Brilliant                    Vice President                (512) 329-0050
Name                               (Title)                        (Phone)


                                        /s/ Jim Brilliant
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                        November 9, 2001   Austin, Texas
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      ______0______

Form 13F Information Table Entry Total: ______60_____

Form 13F Information Table Value Total: $__221,394___
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

                                    FORM 13F

                                INFORMATION TABLE

                                                                         PAGE  1


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                          ITEM 2  ITEM 3       ITEM 4    ITEM 5         ITEM 6             ITEM 7            ITEM 8
                                                      FAIR             INVESTMENT DISCRETION                   VOTING AUTHORITY
                                TITLE                MARKET    SHARE                            OTHER
NAME OF ISSUER                   OF     CUSIP         VALUE    AMOUNT  SOLE   SHARED   NONE     MANAGERS      SOLE   SHARED  NONE
                                CLASS   NUMBER       (x$1000)  (x100)   (A)     (B)     (C)                    (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
A. Schulman                     COM     808194104       2,508   7       SOLE                                    X
AAR Corp.                       COM     361105          3,412   128     SOLE                                    X
Adaptec Inc.                    COM     00651f108       4,028   136     SOLE                                    X
American Express                COM     25816109        395     155     SOLE                                    X
American Tel & Tel              COM     1957109         504     157     SOLE                                    X
Ampco Pittsburgh                COM     32037103        327     163     SOLE                                    X
Angelica Corp                   COM     34663104        1,079   180     SOLE                                    X
Apogee Enterprises              COM     37598109        2,404   231     SOLE                                    X
AVX Corp.                       COM     002444107       2,262   243     SOLE                                    X
Barrick Gold Corp               COM     67901108        7,144   261     SOLE                                    X
Berkshire Hathaway Cl B         COM     084670207       1,633   341     SOLE                                    X
Blair Corp                      COM     092828102       1,392   426     SOLE                                    X
Childrens Comprehensive SVCS    COM     16875k202       862     453     SOLE                                    X
Cntl Fnd of CDA Cl A            COM     153501101       214     453     SOLE                                    X
Cone Mills Corp                 COM     206814105       237     512     SOLE                                    X
Cooper Tire & Rubber            COM     216831107       232     565     SOLE                                    X
Corning Inc.                    COM     219350105       451     588     SOLE                                    X
CPI Corp.                       COM     125902106       21,596  592     SOLE                                    X
Cummins Inc.                    COM     231021106       3,488   598     SOLE                                    X
Donnelly Corp.                  COM     257870105       254     645     SOLE                                    X
Dress Barn                      COM     261570105       949     787     SOLE                                    X
Dynamics Research               COM     268057106       4,868   805     SOLE                                    X
Eastman Kodak                   COM     277461109       10,833  957     SOLE                                    X

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                          ITEM 2  ITEM 3       ITEM 4    ITEM 5         ITEM 6             ITEM 7            ITEM 8
                                                      FAIR             INVESTMENT DISCRETION                   VOTING AUTHORITY
                                TITLE                MARKET    SHARE                            OTHER
NAME OF ISSUER                   OF     CUSIP         VALUE    AMOUNT  SOLE   SHARED   NONE     MANAGERS      SOLE   SHARED  NONE
                                CLASS   NUMBER       (x$1000)  (x100)   (A)     (B)     (C)                    (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Ethan Allen Interiors           COM     297602104       4,210   1,030   SOLE                                    X
Evans & Sutherland              COM     299096107       2,399   1,057   SOLE                                    X
Gardner Denver Inc.             COM     365558105       2,821   1,136   SOLE                                    X
Great Lakes Chemical            COM     390568103       12,137  1,220   SOLE                                    X
Hancock Fabrics Inc             COM     409900107       1,417   1,243   SOLE                                    X
Hubbell Inc. Class B            COM     443510201       3,624   1,271   SOLE                                    X
Japan OTC Equity                COM     471091108       541     1,390   SOLE                                    X
Kemet Corp.                     COM     488360108       984     1,472   SOLE                                    X
Keystone Automotive             COM     49338n109       679     1,531   SOLE                                    X
Lawson Products                 COM     520776105       7,660   1,593   SOLE                                    X
Learning Tree                   COM     522015106       316     1,598   SOLE                                    X
Lufkin Industries               COM     549764108       1,039   1,728   SOLE                                    X
Matrix Services                 COM     576853105       7,449   1,807   SOLE                                    X
Maxwell Technologies            COM     577767106       6,491   1,863   SOLE                                    X
Methode Electronics             COM     591520200       3,624   1,914   SOLE                                    X
MetroLogic Instruments          COM     591676101       1,291   2,097   SOLE                                    X
MTS Systems Corp                COM     553777103       147     2,306   SOLE                                    X
Myers Industries Inc.           COM     628464109       5,690   2,447   SOLE                                    X
Newmont Mining                  COM     651639106       4,517   2,824   SOLE                                    X
Nicor Inc                       COM     654086107       2,498   3,139   SOLE                                    X
Parlex Corp.                    COM     701630105       534     3,167   SOLE                                    X
PPG Industries Inc.             COM     693506107       5,582   3,330   SOLE                                    X
Readers Digest Cl B             COM     755267200       13,927  3,362   SOLE                                    X
Regal Beloit                    COM     758750103       3,827   3,901   SOLE                                    X
Rollins Inc                     COM     775711104       879     4,118   SOLE                                    X
Roxio Inc.                      COM     780008108       4,813   4,259   SOLE                                    X
Royce Value Trust               COM     780910105       3,036   4,532   SOLE                                    X
Sears Roebuck                   COM     812387108       2,726   4,669   SOLE                                    X
SL Inds Inc.                    COM     784413106       131     4,799   SOLE                                    X




------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                          ITEM 2  ITEM 3       ITEM 4    ITEM 5         ITEM 6             ITEM 7            ITEM 8
                                                      FAIR             INVESTMENT DISCRETION                   VOTING AUTHORITY
                                TITLE                MARKET    SHARE                            OTHER
NAME OF ISSUER                   OF     CUSIP         VALUE    AMOUNT  SOLE   SHARED   NONE     MANAGERS      SOLE   SHARED  NONE
                                CLASS   NUMBER       (x$1000)  (x100)   (A)     (B)     (C)                    (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Snap-On Inc                     COM     833034101       10,121  4,802   SOLE                                    X
Southwest Gas                   COM     844895102       5,987   5,125   SOLE                                    X
Textron Inc.                    COM     883203101       529     5,492   SOLE                                    X
Toys R Us                       COM     892335100       20,585  7,842   SOLE                                    X
Tractor Supply Company          COM     892356106       2,796   9,987   SOLE                                    X
Vishay InterTechnology          COM     928298108       446     11,947  SOLE                                    X
Wolohan Lumber                  COM     977865104       1,178   13,069  SOLE                                    X
X-Rite Inc.                     COM     983857103       3,689   15,028  SOLE                                    X
